Mortgage Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Mortgage Notes Payable
Mortgage Notes Payable
The Company's mortgage notes payable as of September 30, 2016 and December 31, 2015 consisted of the following:

		Outstanding Loan Amount as of		Effective Interest Rate as of
Portfolio	Encumbered Properties	September 30, 2016	December 31, 2015	September 30, 2016		December 31, 2015		Interest Rate	Maturity	Anticipated Repayment
		(In thousands)	(In thousands)
SAAB Sensis I	1	$7,930	$8,190	6.01%		6.01%		Fixed	Apr. 2025	Apr. 2025
SunTrust Bank II	30	25,000	25,000	5.50%		5.50%		Fixed	Jul. 2031	Jul. 2021
C&S Wholesale Grocer I	4	82,313	82,313	5.56%		5.56%		Fixed	Apr. 2037	Apr. 2017
SunTrust Bank III	115	89,493	99,677	5.50%		5.50%		Fixed	Jul. 2031	Jul. 2021
SunTrust Bank IV	27	21,243	25,000	5.50%		5.50%		Fixed	Jul. 2031	Jul. 2021
Sanofi US I	1	125,000	125,000	5.16%		5.16%		Fixed	Jul. 2026	Jan. 2021
Stop & Shop I	4	38,444	38,936	5.63%		5.63%		Fixed	Jun. 2041	Jun. 2021
Multi-Tenant Mortgage Loan	268	649,532	649,532	4.36%		4.36%		Fixed	Sep. 2020	Sep. 2020
Gross mortgage notes payable	450	1,038,955	1,053,648	4.76%	(1)	4.77%	(1)
Deferred financing costs, net of accumulated amortization		(16,611)	(20,066)
Mortgage notes payable, net of deferred financing costs		$1,022,344	$1,033,582
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(1)	Calculated on a weighted-average basis for all mortgages outstanding as of the dates indicated.
As of September 30, 2016 and December 31, 2015, the Company had pledged $2.0 billion in real estate investments as collateral for its mortgage notes payable. This real estate is not available to satisfy other debts and obligations unless first satisfying the mortgage notes payable on the properties.
During August 2015, certain subsidiaries of the Company entered into a $655.0 million mortgage loan agreement ("Multi-Tenant Mortgage Loan") with Barclays Bank PLC, Column Financial Inc. and UBS Real Estate Securities Inc. (together, the "Lenders"). The Multi-Tenant Mortgage Loan has a stated maturity of September 6, 2020 and a stated annual interest rate of 4.30%. As of September 30, 2016, the Multi-Tenant Mortgage Loan was secured by mortgage interests in 268 of the Company's properties. As of September 30, 2016, the outstanding balance under the Multi-Tenant Mortgage Loan was $649.5 million.
At the closing of the Multi-Tenant Mortgage Loan, the Lenders placed $42.5 million of the proceeds from the Multi-Tenant Mortgage Loan in escrow, to be released to the Company upon certain conditions, including the receipt of ground lease estoppels, performance of certain repairs and receipt of environmental insurance. As of September 30, 2016, the Lenders had released $34.6 million of the amount originally placed in escrow to the Company. As of September 30, 2016, $7.9 million of the proceeds from the Multi-Tenant Mortgage Loan remained in escrow and is included in restricted cash on the unaudited consolidated balance sheet as of September 30, 2016.
The following table summarizes the scheduled aggregate principal payments on mortgage notes payable based on stated maturity dates for the five years subsequent to September 30, 2016 and thereafter:

(In thousands)	Future Principal Payments
October 1, 2016 to December 31, 2016	$262
2017	1,080
2018	1,143
2019	1,211
2020	650,808
Thereafter	384,451
$1,038,955

The Company's mortgage notes payable agreements require the compliance of certain property-level financial covenants including debt service coverage ratios. As of September 30, 2016, the Company was in compliance with financial covenants under its mortgage notes payable agreements.

Note 7 — Mortgage Notes Payable
On August 7, 2015, certain subsidiaries of the Company entered into a $655.0 million mortgage loan agreement ("Multi-Tenant Mortgage Loan") with Barclays Bank PLC, Column Financial Inc. and UBS Real Estate Securities Inc. (together, the "Lenders"). The Multi-Tenant Mortgage Loan has a stated maturity of September 6, 2020 and a stated annual interest rate of 4.30%. As of December 31, 2015, the Multi-Tenant Mortgage Loan was secured by mortgage interests in 268 of the Company's properties. As of December 31, 2015, the outstanding balance under the Multi-Tenant Mortgage Loan was $649.5 million.
At the closing of the Multi-Tenant Mortgage Loan, the Lenders placed $42.5 million of the proceeds from the Multi-Tenant Mortgage Loan in escrow, to be released to the Company upon certain conditions, including the receipt of ground lease estoppels, performance of certain repairs and receipt of environmental insurance. As of December 31, 2015, the Lenders had released $34.6 million of the amount originally placed in escrow to the Company. As of December 31, 2015, $7.9 million of the proceeds from the Multi-Tenant Mortgage Loan remained in escrow and is included in restricted cash on the consolidated balance sheet as of December 31, 2015.
The Company's mortgage notes payable as of December 31, 2015 and 2014 consisted of the following:

		Outstanding Loan Amount as of		Effective Interest Rate as of
		December 31,		December 31,
Portfolio	Encumbered Properties	2015	2014	2015		2014		Interest Rate	Maturity		Anticipated Repayment
		(In thousands)	(In thousands)
SAAB Sensis I	1	$8,190	$8,519	6.01%		6.01%		Fixed	Apr. 2025		Apr. 2025
SunTrust Bank II	30	25,000	25,000	5.50%		5.50%		Fixed	Jul. 2031		Jul. 2021
C&S Wholesale Grocer I	4	82,313	82,313	5.56%		5.56%		Fixed	Apr. 2037		Apr. 2017
SunTrust Bank III	121	99,677	99,677	5.50%		5.50%		Fixed	Jul. 2031		Jul. 2021
SunTrust Bank IV	30	25,000	25,000	5.50%		5.50%		Fixed	Jul. 2031		Jul. 2021
Sanofi US I - Original Loan	—	—	190,000	—%		5.83%		Fixed	Dec. 2015	(2)	Dec. 2015
Sanofi US I - New Loan	1	125,000	—	5.16%		—%		Fixed	Jul. 2026	(2)	Jan. 2021
Stop & Shop I	4	38,936	39,570	5.63%		5.63%		Fixed	Jun. 2041		Jun. 2021
Multi-Tenant Mortgage Loan	268	649,532	—	4.36%		—%		Fixed	Sep. 2020		Sep. 2020
Total Mortgage Notes Payable	459	$1,053,648	$470,079	4.77%	(1)	5.66%	(1)
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(1)	Calculated on a weighted-average basis for all mortgages outstanding as of the dates indicated.

(2)	The Company refinanced the Sanofi US I portfolio in December 2015 with a new loan from Ladder Capital Finance LLC.
The following table summarizes the scheduled aggregate principal payments on mortgage notes payable based on stated maturity dates for the five years subsequent to December 31, 2015:

(In thousands)	Future Principal Payments
2016	$1,014
2017	1,080
2018	1,143
2019	1,211
2020	650,808
Thereafter	398,392
$1,053,648

The Company's mortgage notes payable agreements require the compliance of certain property-level financial covenants including debt service coverage ratios. As of December 31, 2015, the Company was in compliance with financial covenants under its mortgage notes payable agreements.